Financial Liabilities - Changes in Liabilities Derived from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in liabilities derived from financing activities
Balance at beginning of year	€ 6,056,885	€ 4,942,136
New financing	191,779	6,767,070
Refunds	(158,511)	(4,962,521)
Bear of interests	286,641	262,057
Other movements	4,335	(142,401)
Collection / Payment of interests	(225,146)	(207,079)
Business combination	61,823	2,163
Foreign exchange differences	159,039	(604,540)
Balance at end of year	6,376,845	6,056,885
Obligations
Changes in liabilities derived from financing activities
Balance at beginning of year	949,205	926,941
New financing	99,990	1,092,109
Refunds	(92,244)	(1,003,104)
Bear of interests	31,694	61,944
Other movements	146,333	(57,484)
Collection / Payment of interests	(32,000)	(44,432)
Foreign exchange differences		(26,769)
Balance at end of year	1,102,978	949,205
Senior Secured debt & Other loans
Changes in liabilities derived from financing activities
Balance at beginning of year	5,052,680	3,948,154
New financing	85,000	5,666,300
Refunds	(45,225)	(3,936,799)
Bear of interests	253,673	198,588
Other movements	(141,998)	(84,917)
Collection / Payment of interests	(193,146)	(162,647)
Foreign exchange differences	154,781	(575,999)
Balance at end of year	5,165,765	5,052,680
Finance lease payable
Changes in liabilities derived from financing activities
Balance at beginning of year	9,360	9,945
Refunds	(1,001)	(780)
Bear of interests	409	505
Business combination	4,007
Foreign exchange differences	110	(310)
Balance at end of year	12,885	9,360
Other financial liabilities
Changes in liabilities derived from financing activities
Balance at beginning of year	45,640	57,096
New financing	6,789	8,661
Refunds	(20,041)	(21,838)
Bear of interests	865	1,020
Business combination	57,816	2,163
Foreign exchange differences	4,148	(1,462)
Balance at end of year	€ 95,217	€ 45,640